Derivative instruments - Summary of Derivative Instruments (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Financial assets designated as a hedge instrument at fair value
Derivative instruments - hedge instruments current	₨ 2,120	$ 26	₨ 3,593
Hedges [Member] | Financial assets, category [Member]
Financial assets designated as a hedge instrument at fair value
Derivative instruments - hedge instruments, Non-current Asset	4,216	51
Derivative instruments - hedge instruments current	₨ 2,120	$ 26	₨ 3,593